UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2017 (Unaudited)

Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.5%
Alaska 0.0%
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, Series B, 0.57% **, 12/1/2033	500,000	500,000
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025, GTY: Citigroup, Inc.	4,000,000	4,631,760
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects, Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,013,340
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,368,116
Phoenix, AZ, Civic Improvement Corp., Water Systems Revenue, 5.0%, 7/1/2034	10,000,000	11,653,900
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,625,197
Series A, 6.25%, 12/1/2046	1,400,000	1,480,444
		24,772,757
California 9.7%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	10,000,000	10,051,000
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	12,148,937
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,202,700
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,455,087
5.5%, 3/1/2040	5,130,000	5,709,536
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	3,840,000	3,933,619
Prerefunded, 5.0%, 11/1/2032	6,160,000	6,341,104
5.75%, 4/1/2031	23,360,000	25,551,402
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,295,766
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,197,950
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	11,527,766
Series I-1, Prerefunded, 6.375%, 11/1/2034	5,000,000	5,702,250
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,378,902
Series A, 144A, 5.25%, 12/1/2056	5,515,000	5,816,450
Series A, 5.5%, 12/1/2054	1,305,000	1,393,088
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	528,400
Series A, 6.0%, 10/1/2042	1,000,000	1,058,190
Series A, 6.0%, 10/1/2047	1,000,000	1,062,220
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	711,134
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2042	1,875,000	2,085,413
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2041	7,080,000	7,880,394
Series B, AMT, 5.0%, 5/15/2046	3,500,000	3,875,375
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,195,163
Sacramento County, CA, Airport Systems Revenue, Series A, 5.0%, 7/1/2041	1,665,000	1,865,283
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,791,775
San Diego, CA, Community College District, Election of 2006, Prerefunded, 5.0%, 8/1/2036	2,050,000	2,374,781
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series-B, AMT, 5.0%, 5/1/2041	10,000,000	11,093,400
Series A, AMT, 5.0%, 5/1/2044	11,000,000	12,016,510
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, Prerefunded, 5.125%, 11/1/2039	10,400,000	11,530,272
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, Prerefunded, 7.0%, 8/1/2041	1,400,000	1,706,264
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,809,254
University of California, State Revenues, Series K, 4.0%, 5/15/2037	10,000,000	10,374,500
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,479,366
		190,143,251
Colorado 1.6%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,172,920
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,074,460
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	1,765,000	1,888,162
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	7,787,259
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,213,160
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,745,024
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,076,121
Series A, 5.0%, 12/1/2035	2,500,000	2,665,150
Colorado, State Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, 5.0%, 1/1/2037	1,000,000	1,024,780
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,254,588
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,366,045
		31,267,669
Connecticut 1.5%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	22,406,000
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	16,835,270	662,299
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,700,810
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	1,000,000	952,330
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,404,765
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,065,000	1,099,698
		29,225,902
District of Columbia 2.7%
District of Columbia, Center for Internships & Academic Revenue, 0.66% **, 7/1/2036, LOC: Branch Banking & Trust	1,500,000	1,500,000
District of Columbia, General Obligation:
Series A, 4.0%, 6/1/2036	7,245,000	7,523,208
Series D, 5.0%, 6/1/2034	7,760,000	9,042,728
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2035	5,000,000	5,705,950
5.0%, 4/1/2036	8,500,000	9,668,920
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series A, 5.0%, 10/1/2053	7,000,000	7,306,040
District of Columbia, Metropolitan Airport Authority Systems Revenue, Series A, AMT, 4.0%, 10/1/2035	11,530,000	11,630,426
		52,377,272
Florida 6.7%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,564,400
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,780,000	5,789,075
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	6,665,000	6,837,357
Series B, 4.0%, 7/1/2036	4,925,000	5,028,868
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	968,302
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,630,000	6,440,102
Florida, State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2035	1,500,000	1,614,525
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,130,137
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,370,000	1,510,836
7.0%, 5/1/2041	1,605,000	1,863,196
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,566,615
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,946,700
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,266,358
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,085,050
5.0%, 11/15/2044	2,500,000	2,628,775
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	7,770,000	8,194,320
Series A, AMT, Prerefunded, 5.25%, 10/1/2033, INS: AGC	2,230,000	2,380,904
Series A-1, 5.5%, 10/1/2041	5,000,000	5,552,050
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,482,450
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,783,600
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,047,668
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc., Series A, 5.0%, 10/1/2034	2,500,000	2,790,275
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	5,535,000	6,325,453
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc. Obligated Group:
5.0%, 11/15/2032	7,500,000	8,098,350
Prerefunded, 5.5%, 11/15/2033	9,000,000	10,344,780
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2036	8,190,000	9,424,069
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,140,800
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,681,070
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:
Series A, 5.0%, 12/1/2044	1,200,000	1,268,904
Series A, 5.0%, 12/1/2055	1,120,000	1,172,472
		131,927,461
Georgia 2.9%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,360,440
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	3,983,198
Series B, 5.0%, 1/1/2030	1,715,000	1,965,990
Series B, Prerefunded, 7.375%, 1/1/2031	4,915,000	5,483,321
DeKalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,222,550
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	931,815
Fulton County, GA, Residential Care Facilities for Elderly Authority, Retirement Facilities Revenue, Lenbrook Square Foundation, Inc., 5.0%, 7/1/2042	6,400,000	6,741,312
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	563,010
Series A, 5.5%, 8/15/2054	1,820,000	2,101,026
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Obligated Group, Series A, 5.625%, 8/1/2034	550,000	574,453
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	10,000,000	10,619,500
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	2,854,605
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project:
4.0%, 1/1/2035	5,000,000	5,077,800
4.0%, 1/1/2036	3,000,000	3,037,260
		56,516,280
Guam 0.9%
Government of Guam, General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	10,155,000	11,726,486
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,840,085
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2034	1,200,000	1,251,000
Series A, 5.5%, 10/1/2030	3,000,000	3,196,050
		18,013,621
Hawaii 1.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, Prerefunded, 9.0%, 11/15/2044	2,000,000	2,416,320
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	11,776,206
6.5%, 7/1/2039	2,500,000	2,714,950
Hawaii, State General Obligation, Series DK, Prerefunded, 5.0%, 5/1/2027	10,000,000	10,491,300
		27,398,776
Illinois 5.9%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,672
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series B, 5.0%, 1/1/2041	2,125,000	2,355,265
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,214,507
Series B, 6.0%, 1/1/2041	12,095,000	13,850,952
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,962,969
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, Prerefunded, 5.625%, 1/1/2037	5,500,000	5,723,025
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,905,850
7.25%, 2/15/2045	4,000,000	4,172,280
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, Prerefunded, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,349,362
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, Prerefunded, 6.0%, 8/15/2038	7,830,000	8,922,363
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,867,508
Series A, 8.0%, 5/15/2040	1,000,000	1,116,000
Series A, 8.0%, 5/15/2046	3,500,000	3,896,060
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,226,360
Series A, 5.875%, 2/15/2038	500,000	500,310
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series A, Zero Coupon, 12/15/2034, INS: NATL	4,925,000	2,163,848
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	20,075,000	7,317,940
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,286,904
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group, Series A, 5.0%, 1/1/2035	7,000,000	7,564,550
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.67% **, 2/1/2029, LOC: JPMorgan Chase Bank NA	1,295,000	1,295,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,614,859
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055	900,000	103,410
Illinois, State Finance Authority Revenue, Presence Health Network:
Series C, 5.0%, 2/15/2036	1,000,000	1,016,470
Series C, 5.0%, 2/15/2041	1,000,000	1,010,930
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,644,015
Illinois, State General Obligation:
5.0%, 2/1/2029	2,275,000	2,349,347
5.0%, 11/1/2035	6,200,000	6,232,674
5.0%, 11/1/2041	6,000,000	6,004,140
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041	1,420,000	1,558,990
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,127,668
		116,529,228
Indiana 1.2%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	3,844,449
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Inc., 5.0%, 9/1/2036	1,550,000	1,689,515
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,570,433
Indiana, State Health & Educational Financing Authority, Hospital Revenue, Community Foundation of Northwest State:
5.5%, 3/1/2037	850,000	850,349
Prerefunded, 5.5%, 3/1/2037	900,000	900,369
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,431,594
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, Prerefunded, 5.5%, 9/1/2027	1,000,000	1,024,150
Prerefunded, 8.0%, 9/1/2041	4,000,000	5,123,840
		23,434,699
Iowa 0.4%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
Prerefunded, 6.0%, 6/1/2034	1,000,000	1,064,440
Prerefunded, 6.0%, 6/1/2039	2,000,000	2,128,880
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, Prerefunded, 6.5%, 11/15/2027	5,000,000	5,203,150
		8,396,470
Kansas 0.4%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,348,305
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,276,992
		7,625,297
Kentucky 1.8%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	16,368,450
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,801,592
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,048,831
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series A, 5.0%, 10/1/2031	6,685,000	7,478,509
		35,697,382
Louisiana 1.5%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,064,650
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,865,401
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,171,180
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 6.75%, 5/15/2041	2,500,000	3,044,875
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,288,500
Louisiana, State Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	1,000,000	1,068,340
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,982,817
		29,485,763
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,781,020
Maryland 1.7%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,275,174
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,588,650
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	11,080,000	12,221,351
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., Prerefunded, 5.75%, 7/1/2038	6,250,000	7,172,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,829,425
Washington County, MD, Suburban Sanitary Commission, Consolidated Public Improvement, Series 2, 5.0%, 6/1/2036	5,000,000	5,851,400
		33,938,000
Massachusetts 2.8%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	430,598	2,153
Series A, 4.68%, 11/15/2021	3,390,000	3,381,966
Series A-2, 5.5%, 11/15/2046	86,572	81,506
Series A-1, 6.25%, 11/15/2039	1,621,881	1,673,197
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	675,000	739,834
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,623,770
Massachusetts, State General Obligation:
Series E, 4.0%, 4/1/2038	15,000,000	15,406,950
Series J, 5.0%, 12/1/2038	4,250,000	4,905,945
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston College, Series M2, 5.5%, 6/1/2035	8,600,000	11,027,522
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, Prerefunded, 5.0%, 7/1/2028	1,500,000	1,583,055
Series E-1, Prerefunded, 5.125%, 7/1/2038	1,500,000	1,585,560
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,696,880
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,010,160
		54,718,498
Michigan 3.3%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,167,270
7.125%, 11/15/2043	1,500,000	1,380,015
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,267,979
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,252,835
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,000,870
5.5%, 5/15/2036	1,000,000	1,000,340
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,947,400
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Series D, 5.0%, 7/1/2036	6,000,000	6,517,200
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,037,817
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	980,652
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	1,835,000	1,995,269
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	12,345,865
5.0%, 12/1/2038	5,525,000	6,115,236
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, Prerefunded, 5.75%, 11/15/2039	6,315,000	7,086,630
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.78% **, 7/1/2032, LOC: Citibank NA	1,105,000	1,105,000
Michigan, State Strategic Fund Limited Obligation Revenue, Holland Home, 5.0%, 11/15/2042	4,000,000	4,111,320
		64,311,698
Minnesota 0.4%
Minneapolis -St. Paul, MN, Metropolitan Airports Commission Revenue, Series C, 5.0%, 1/1/2046	7,580,000	8,641,352
Mississippi 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,406,455
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,101,410
Series A, 5.5%, 9/1/2031	4,250,000	4,322,803
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,437,160
Series A, 6.5%, 9/1/2032	2,620,000	2,786,920
		19,054,748
Missouri 1.2%
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,001,400
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, Prerefunded, 8.25%, 5/15/2039	1,000,000	1,215,760
Series A, Prerefunded, 8.25%, 5/15/2045	2,850,000	3,464,916
Series A, 5.25%, 5/15/2042 (a)	2,325,000	2,409,886
Missouri, Lee's Summit Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Obligated Group, Series A, 5.0%, 8/15/2046	3,000,000	2,916,570
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,440,000	1,503,158
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	688,209
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,470,995
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,554,448
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,544,889
		23,770,231
Nebraska 0.5%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,596,300
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	1,989,990
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,711,500
Scotts Bluff County, NE, Hospital Authority, Regional West Medical Center, Series A, 5.25%, 2/1/2037	4,000,000	4,214,960
		10,512,750
Nevada 0.4%
Nevada, Las Vegas Valley Water District, Series A, 5.0%, 6/1/2041	5,000,000	5,651,800
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, Prerefunded, 6.75%, 9/1/2027	1,395,000	1,515,947
		7,167,747
New Hampshire 1.0%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,121,407
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, Prerefunded, 6.125%, 10/1/2039	5,000,000	5,640,850
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	783,678
Series A, 6.875%, 7/1/2041	2,825,000	3,178,860
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,090,641
		19,815,436
New Jersey 3.2%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, Prerefunded, 6.625%, 7/1/2038	5,785,000	6,224,371
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	476,185
Series BBB, 5.5%, 6/15/2030	8,975,000	9,679,807
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,724,525
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, Prerefunded, 5.625%, 7/1/2032	3,500,000	4,119,115
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	1,951,914
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A-1, 5.0%, 6/15/2030	1,830,000	1,940,294
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	15,562,792
Series 1-A, 5.0%, 6/1/2029	15,965,000	15,953,665
Series 1A, 5.0%, 6/1/2041	5,000,000	4,843,250
		63,475,918
New Mexico 0.4%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,305,275
New York 8.3%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project, Series A, Prerefunded, 5.75%, 11/15/2022	1,500,000	1,553,880
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,549,500
Series A, 5.75%, 2/15/2047	7,000,000	7,963,690
Nassau, NY, Health Care Corp. Revenue, 0.63% **, 8/1/2029, LOC: TD Bank NA	915,000	915,000
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	460,924
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-1, 5.0%, 11/15/2036	10,000,000	11,528,300
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 5.0%, 12/1/2045	1,000,000	1,062,450
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, Prerefunded, 5.25%, 7/1/2024	600,000	609,546
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, Prerefunded, 6.125%, 12/1/2029	2,000,000	2,179,940
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.65% **, 6/1/2036, LOC: Scotiabank	750,000	750,000
New York, State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
Series A, 5.0%, 6/15/2025	4,000,000	4,223,640
Series A, 5.0%, 6/15/2026	3,000,000	3,167,730
Series A, 5.0%, 6/15/2027	3,000,000	3,167,730
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.64% **, 11/1/2046, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Riverside Center Housing, Series A-3, 0.64% **, 11/1/2046, LOC: Bank of America NA	300,000	300,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.67% **, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,850,000	1,850,000
New York, State Housing Finance Agency, Liberty Street Realty LLC, Series A, 0.55% **, 5/1/2035, LIQ: Freddie Mac, LOC: Freddie Mac	400,000	400,000
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	12,500,000	13,104,500
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligation, Junior Lien, Series A, 5.0%, 1/1/2051	2,250,000	2,479,455
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,621,927
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	9,960,000	10,486,685
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	3,990,000	4,229,759
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	595,000	647,188
New York & New Jersey Port Authority:
AMT, 5.0%, 10/1/2035	6,825,000	7,712,182
5.0%, 10/15/2041	5,335,000	6,058,319
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,523,547
New York City, NY, Housing Development Corp., LA Fontaine Owners LLC, Series A, AMT, 0.69% **, 6/1/2037, LOC: Citibank NA	425,000	425,000
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 0.66% **, 12/1/2037, LOC: Citibank NA	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Mortgage White Plains Apartments, Series A, AMT, 0.57% **, 3/1/2038, LOC: Freddie Mac	500,000	500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF, 5.0%, 6/15/2039	7,500,000	8,505,825
Series EE, 5.0%, 6/15/2047	11,000,000	12,180,190
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 5.0%, 8/1/2034	10,000,000	11,586,600
Series B-1, 5.0%, 8/1/2039	11,595,000	13,111,626
New York, NY, General Obligation:
Series G-6, 0.6% **, 4/1/2042, LOC: Mizuho Corporate Bank	640,000	640,000
Series H-2, 0.64% **, 3/1/2034, LOC: CA Public Employees Retirement System	500,000	500,000
Series D-5, 0.64% **, 8/1/2041, LOC: PNC Bank NA	3,000,000	3,000,000
Series A-1, 4.0%, 8/1/2036	4,415,000	4,587,229
Series B-1, 5.0%, 12/1/2041	3,285,000	3,753,408
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,080,125
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	335,000	364,145
Series A, AMT, 5.0%, 1/1/2036	1,050,000	1,137,255
		162,417,295
North Carolina 0.4%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,583,023
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,348,618
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Southminster, Inc., 5.0%, 10/1/2037	2,200,000	2,257,222
		7,188,863
North Dakota 0.2%
Burleigh County, ND, Health Care Revenue, St. Alexius Medical Center Project, Series A, Prerefunded, 5.0%, 7/1/2035	1,200,000	1,377,516
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,142,120
		3,519,636
Ohio 1.7%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,098,450
Franklin County, OH, Hospital Facilities Revenue, OhioHealth Corp., Series D, 0.63% **, 7/1/2029, LOC: Northern Trust Co.	150,000	150,000
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	4,430,000	4,925,629
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,463,072
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	380,000	392,871
5.0%, 1/1/2051	1,000,000	1,018,540
Prerefunded, 6.125%, 1/1/2031	1,785,000	2,059,961
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,992,550
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	12,345,000	13,420,743
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group:
5.75%, 11/15/2040	1,105,000	1,191,400
Prerefunded, 5.75%, 11/15/2040	1,895,000	2,164,412
		32,877,628
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	6,904,235
Oregon 0.1%
Oregon, Port of Portland Airport Revenue, Series 24B, AMT, 5.0%, 7/1/2042	2,000,000	2,240,780
Pennsylvania 5.9%
Centre County, PA, Hospital Authority, Mount Nittany Medical Center, Series A, 5.0%, 11/15/2041	1,000,000	1,099,150
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,533,309
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,006,710
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	900,000	998,757
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, Prerefunded, 5.375%, 8/15/2028	3,500,000	3,727,430
Series A, Prerefunded, 5.5%, 8/15/2035	6,500,000	6,934,135
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	3,125,000	3,402,375
Pennsylvania, Doylestown Hospital Authority Revenue, Series A, 5.0%, 7/1/2041, GTY: Doylestown Health Foundation	2,750,000	2,905,320
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,110,134
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,598,010
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	6,000,000	6,487,740
AMT, 5.0%, 12/31/2038	7,640,000	8,217,737
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,128,904
Pennsylvania, State General Obligation, Series 2, 4.0%, 9/15/2034	10,000,000	10,279,900
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2041	16,095,000	17,689,794
Series C, 5.0%, 12/1/2043	7,000,000	7,751,030
Series C, 5.0%, 12/1/2044	1,615,000	1,765,631
Series A, Prerefunded, 6.5%, 12/1/2036	6,385,000	7,610,026
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2036	10,000,000	10,912,400
Pennsylvania & New Jersey, Delaware River Port Authority Revenue, Series B, 0.63% **, 1/1/2026, LOC: TD Bank NA	280,000	280,000
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,714,077
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Series B-2, 0.63% **, 10/1/2030, LOC: TD Bank NA	4,000,000	4,000,000
Philadelphia, PA, Gas Works Revenue:
Series 9, 5.25%, 8/1/2040	1,835,000	2,012,701
Series 9, Prerefunded, 5.25%, 8/1/2040	1,165,000	1,321,436
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	310,000	310,973
Series 14, 4.0%, 10/1/2037	255,000	252,871
		115,050,550
Puerto Rico 0.5%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	3,065,000	1,490,356
Series A, 5.5%, 8/1/2042	7,650,000	3,719,813
Series A, 5.75%, 8/1/2037	2,130,000	1,041,740
Series A, 6.0%, 8/1/2042	4,570,000	2,357,343
Series A, 6.375%, 8/1/2039	2,295,000	1,192,436
		9,801,688
Rhode Island 0.3%
Rhode Island, Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligaed Group, 5.0%, 5/15/2039	3,320,000	3,505,389
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 0.61% **, 9/1/2034, LOC: TD Bank NA	165,000	165,000
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,452,964
		6,123,353
South Carolina 2.9%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,092,280
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,375,000	4,438,087
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	8,205,000	8,981,275
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,789,957
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, AnMed Health Project, 5.0%, 2/1/2038	5,000,000	5,387,600
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,522,160
South Carolina, State Public Service Authority Revenue:
Series C, 5.0%, 12/1/2046	7,500,000	8,162,925
Series E, 5.25%, 12/1/2055	10,360,000	11,324,309
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,584,612
		56,283,205
South Dakota 0.4%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,101,220
Series B, 5.5%, 7/1/2035	5,000,000	5,212,750
		8,313,970
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.625%, 4/1/2038	810,000	841,533
Prerefunded, 5.625%, 4/1/2038	2,190,000	2,304,362
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,957,095
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,407,264
		14,510,254
Texas 13.4%
Austin, TX, Airport Systems Revenue:
Series B, AMT, 5.0%, 11/15/2035	625,000	698,875
Series B, AMT, 5.0%, 11/15/2036	1,390,000	1,549,461
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Funding Project, 5.0%, 7/15/2041	5,395,000	5,679,478
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, Prerefunded, 6.2%, 7/1/2045	6,000,000	6,971,100
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,098,560
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,224,280
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,279,980
Central Texas, Regional Mobility Authority Revenue:
5.0%, 1/1/2040	6,125,000	6,657,875
5.0%, 1/1/2046	7,540,000	8,172,455
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,967,200
Zero Coupon, 1/1/2032	3,500,000	1,881,180
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	6,765,000	7,325,277
Series A, 5.0%, 1/1/2043	1,000,000	1,059,600
Prerefunded, 6.0%, 1/1/2041	5,455,000	6,396,915
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
5.0%, 1/1/2048	7,000,000	7,249,480
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,779,040
Series B, Prerefunded, 7.0%, 1/1/2048	4,000,000	5,038,720
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,596,766
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,208,500
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,462,476
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	2,058,284
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	13,030,000	13,378,162
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,858,000
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,281,760
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144A, 5.75%, 10/1/2031	750,000	786,765
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	4,285,000	4,800,228
Series A, 5.0%, 1/1/2039	11,770,000	13,149,562
Series B, 5.0%, 1/1/2045	3,335,000	3,694,613
First Tier, Series A, 5.625%, 1/1/2033	125,000	129,101
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	875,000	910,866
First Tier, 6.0%, 1/1/2043	5,000,000	5,709,950
First Tier, Series A, 6.25%, 1/1/2039	1,785,000	1,930,245
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	1,961,771
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,002,080
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,613,903
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	799,500
Series A, 8.25%, 11/15/2044	3,430,000	2,742,285
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	3,005,831
Series A, 5.25%, 11/1/2038	15,000,000	16,660,200
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2035	1,000,000	1,121,290
AMT, 5.0%, 11/1/2036	1,000,000	1,117,810
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,059,585
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,785,000	24,654,751
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project, 4.0%, 11/1/2036	1,475,000	1,345,082
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	11,216,400
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	1,670,000	1,790,357
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,559,238
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	8,235,000	8,989,244
Series C, 5.0%, 8/15/2042	2,415,000	2,619,744
Texas, State Water Development Board Revenue, Series A, 5.0%, 10/15/2040	6,760,000	7,709,374
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, Prerefunded, 5.5%, 9/1/2029	1,000,000	1,108,460
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	300,000	339,915
Prerefunded, 7.0%, 11/1/2030	1,230,000	1,474,696
Prerefunded, 7.125%, 11/1/2040	3,580,000	4,308,172
		263,184,442
Utah 0.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	5,970,000	6,626,163
Virginia 1.0%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	1,635,000	1,752,000
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,013,520
5.0%, 1/1/2046	1,530,000	1,538,522
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	600,000	655,428
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, First Tier General Resolution Revenue, 5.0%, 7/1/2051	5,000,000	5,435,000
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,017,265
Series B, 5.625%, 9/1/2041	5,332,000	4,106,760
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,060,424
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,208,140
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,841,917
		20,628,976
Washington 3.1%
King County, WA, Water Sewer Revenue, Series B, 4.0%, 7/1/2041	10,000,000	10,290,500
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,229,999
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,077,520
Washington, State General Obligation:
Series D, 5.0%, 2/1/2035	7,245,000	8,406,446
Series B, 5.0%, 8/1/2037	6,400,000	7,347,648
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	2,970,000	3,007,481
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	16,000,000	16,301,600
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	2,500,000	2,499,825
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,803,580
		59,964,599
West Virginia 0.7%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,282,418
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,213,430
6.5%, 10/1/2038	3,000,000	3,073,860
		13,569,708
Wisconsin 0.9%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,565,275
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Charter Educational Foundation Project, Series A, 5.0%, 6/15/2046	3,530,000	3,189,002
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,823,082
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc.:
Series B, 5.0%, 9/15/2045	1,000,000	1,036,200
Series A, Prerefunded, 7.625%, 9/15/2039	1,000,000	1,163,200
		17,776,759
Other Territories 0.0%
Non-Profit Preferred Funding Trust I, Series A1, 144A, 4.22%, 9/15/2037	466,949	485,539
Total Municipal Bonds and Notes (Cost $1,824,589,657)		1,914,272,144
Other Municipal Related 0.0%
Texas 0.0%
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033* (Cost $0)	7,000,000	0

Underlying Municipal Bonds of Inverse Floaters (b) 3.4%
Louisiana 0.5%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,026,513	3,332,677
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,304,152	3,638,401
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,666,834	4,037,771
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.708%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,008,849
Massachusetts 0.9%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 5.0%, 8/15/2037 (c)	15,000,000	17,047,500
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 16.16%, 8/15/2037, Leverage Factor at purchase date: 4 to 1
Michigan 0.6%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (c)	10,000,000	11,203,495
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 12.106%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
New York 0.5%
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (c)	3,185,000	3,277,301
New York City, NY, Transitional Finance Authority Revenue, Series C-1, Prerefunded, 5.0%, 11/1/2027 (c)	6,815,000	7,012,499
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 10.55%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1
		10,289,800
Washington 0.9%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (c)	15,000,000	17,015,250
Trust: State General Obligation, Series XM0127, 144A, 16.16%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $66,606,203)		66,564,894
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,891,195,860) †	100.9	1,980,837,038
Floating Rate Notes (b)	(2.0)	(40,167,499)
Other Assets and Liabilities, Net	1.1	21,814,690
Net Assets	100.0	1,962,484,229

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	16,835,270	11,882,192	662,299

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2017.
† The cost for federal income tax purposes was $1,845,282,754. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $95,386,785. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $135,315,569 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,928,784.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$1,980,837,038	$0	$1,980,837,038
Total	$—	$1,980,837,038	$0	$1,980,837,038

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017